Financial instruments and financial risk management - Currency Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Currency Risk
Financial liabilities	€ 16,341	€ 15,587	€ 26,351
Currency risk
Currency Risk
Financial assets	34,141	79,697	19,669
Financial liabilities	43,850	50,870	59,513
Currency risk | EUR
Currency Risk
Financial assets	33,889	79,048	19,436
Financial liabilities	43,696	49,888	59,440
Currency risk | USD
Currency Risk
Financial assets	248	524	54
Financial liabilities	119	955	33
Currency risk | GBP
Currency Risk
Financial assets		123	179
Financial liabilities	35	27	5
Currency risk | CHF
Currency Risk
Financial assets	2	2
Financial liabilities			35
Currency risk | Trade payables
Currency Risk
Financial liabilities	2,098	3,166	1,804
Currency risk | Trade payables | EUR
Currency Risk
Financial liabilities	1,944	2,184	1,731
Currency risk | Trade payables | USD
Currency Risk
Financial liabilities	119	955	33
Currency risk | Trade payables | GBP
Currency Risk
Financial liabilities	35	27	5
Currency risk | Trade payables | CHF
Currency Risk
Financial liabilities			35
Currency risk | Other liabilities contingent consideration
Currency Risk
Financial liabilities		12,858	12,029
Currency risk | Other liabilities contingent consideration | EUR
Currency Risk
Financial liabilities		12,858	12,029
Currency risk | Borrowings
Currency Risk
Financial liabilities	41,752	34,846	45,680
Currency risk | Borrowings | EUR
Currency Risk
Financial liabilities	41,752	34,846	45,680
Cash and cash equivalents (including cash balances in disposal group held for sale) | Currency risk
Currency Risk
Financial assets	34,063	77,969	17,982
Cash and cash equivalents (including cash balances in disposal group held for sale) | Currency risk | EUR
Currency Risk
Financial assets	33,811	77,320	17,749
Cash and cash equivalents (including cash balances in disposal group held for sale) | Currency risk | USD
Currency Risk
Financial assets	248	524	54
Cash and cash equivalents (including cash balances in disposal group held for sale) | Currency risk | GBP
Currency Risk
Financial assets		123	179
Cash and cash equivalents (including cash balances in disposal group held for sale) | Currency risk | CHF
Currency Risk
Financial assets	2	2
Trade receivables | Currency risk
Currency Risk
Financial assets	78	1,728	1,687
Trade receivables | Currency risk | EUR
Currency Risk
Financial assets	€ 78	€ 1,728	€ 1,687